UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2014

1.807732.110

VCI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 4.0%
Auto Parts & Equipment - 4.0%
Delphi Automotive PLC	39,637	$ 2,431,334
Tenneco, Inc. (a)	30,760	1,609,056
		4,040,390
AUTOMOBILES - 1.2%
Automobile Manufacturers - 1.2%
Hyundai Motor Co.	3,196	577,125
Tata Motors Ltd. (a)	86,883	703,631
		1,280,756
BEVERAGES - 0.8%
Soft Drinks - 0.8%
Monster Beverage Corp. (a)	9,100	834,197
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Diversified Support Services - 1.4%
KAR Auction Services, Inc.	49,401	1,414,351
FOOD PRODUCTS - 1.2%
Packaged Foods & Meats - 1.2%
Associated British Foods PLC	4,600	199,781
Keurig Green Mountain, Inc.	7,700	1,002,001
		1,201,782
HOTELS, RESTAURANTS & LEISURE - 16.8%
Casinos & Gaming - 2.7%
Las Vegas Sands Corp.	25,100	1,561,471
Wynn Resorts Ltd.	6,000	1,122,480
		2,683,951
Hotels, Resorts & Cruise Lines - 4.1%
Marriott International, Inc. Class A	19,000	1,328,100
Wyndham Worldwide Corp.	34,905	2,836,380
		4,164,480
Restaurants - 10.0%
Domino's Pizza, Inc.	7,000	538,720
Fiesta Restaurant Group, Inc. (a)	21,600	1,073,088
Jubilant Foodworks Ltd. (a)	28,711	570,465
McDonald's Corp.	6,825	647,078
Ruth's Hospitality Group, Inc.	86,800	958,272
Starbucks Corp.	45,400	3,425,884
Texas Roadhouse, Inc. Class A	45,192	1,258,145
Yum! Brands, Inc.	23,991	1,726,872
		10,198,524
TOTAL HOTELS, RESTAURANTS & LEISURE		17,046,955
HOUSEHOLD DURABLES - 2.6%
Homebuilding - 1.6%
KB Home (d)	26,900	401,886

	Shares	Value
Lennar Corp. Class A	16,500	$ 640,695
PulteGroup, Inc.	35,100	619,866
		1,662,447
Household Appliances - 1.0%
Whirlpool Corp.	6,800	990,420
TOTAL HOUSEHOLD DURABLES		2,652,867
INTERNET & CATALOG RETAIL - 6.4%
Internet Retail - 6.4%
Amazon.com, Inc. (a)	4,300	1,386,492
HomeAway, Inc. (a)	10,400	369,200
Ocado Group PLC (a)	98,900	424,879
priceline.com, Inc. (a)	3,761	4,357,419
		6,537,990
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. sponsored ADR	3,300	293,205
LEISURE PRODUCTS - 1.1%
Leisure Products - 1.1%
Brunswick Corp.	27,380	1,153,793
MEDIA - 30.5%
Advertising - 0.0%
MDC Partners, Inc. Class A (sub. vtg.)	3,078	59,067
Broadcasting - 2.7%
ITV PLC	809,200	2,725,992
Cable & Satellite - 15.1%
Cablevision Systems Corp. - NY Group Class A (d)	35,900	628,609
Comcast Corp. Class A	90,200	4,850,956
DIRECTV (a)	38,357	3,318,648
Naspers Ltd. Class N	20,400	2,251,047
Sirius XM Holdings, Inc. (a)(d)	269,200	939,508
Time Warner Cable, Inc.	23,170	3,324,663
		15,313,431
Movies & Entertainment - 12.7%
The Walt Disney Co.	87,004	7,745,967
Time Warner, Inc.	39,990	3,007,648
Twenty-First Century Fox, Inc. Class A	61,964	2,124,746
		12,878,361
TOTAL MEDIA		30,976,851
MULTILINE RETAIL - 0.9%
General Merchandise Stores - 0.9%
B&M European Value Retail S.A.	45,198	201,500
Dollar Tree, Inc. (a)	7,946	445,532
Don Quijote Holdings Co. Ltd.	4,100	235,140
		882,172
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 21.8%
Apparel Retail - 9.7%
Foot Locker, Inc.	37,505	$ 2,087,153
L Brands, Inc.	54,200	3,630,316
TJX Companies, Inc.	69,077	4,087,286
		9,804,755
Automotive Retail - 3.6%
AutoZone, Inc. (a)	3,820	1,946,901
O'Reilly Automotive, Inc. (a)	11,680	1,756,205
		3,703,106
Home Improvement Retail - 6.5%
Home Depot, Inc.	67,340	6,177,772
Lumber Liquidators Holdings, Inc. (a)(d)	7,400	424,612
		6,602,384
Specialty Stores - 2.0%
Tiffany & Co., Inc.	11,555	1,112,862
World Duty Free SpA (a)	81,518	931,800
		2,044,662
TOTAL SPECIALTY RETAIL		22,154,907
TEXTILES, APPAREL & LUXURY GOODS - 10.1%
Apparel, Accessories & Luxury Goods - 6.2%
Compagnie Financiere Richemont SA Series A	10,968	900,118
G-III Apparel Group Ltd. (a)	9,600	795,456
PVH Corp.	23,336	2,827,156
Ralph Lauren Corp.	6,238	1,027,586
VF Corp.	11,548	762,514
		6,312,830

	Shares	Value
Footwear - 3.9%
NIKE, Inc. Class B	44,615	$ 3,979,658
TOTAL TEXTILES, APPAREL & LUXURY GOODS		10,292,488
TOTAL COMMON STOCKS (Cost $91,174,521)		100,762,704
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 0.26% (b)(c) (Cost $1,676,475)	1,676,475	1,676,475
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $92,850,996)		102,439,179
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(795,455)
NET ASSETS - 100%		$ 101,643,724
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 490
Fidelity Securities Lending Cash Central Fund	7,995
Total	$ 8,485
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 100,762,704	$ 100,059,073	$ 703,631	$ -
Money Market Funds	1,676,475	1,676,475	-	-
Total Investments in Securities:	$ 102,439,179	$ 101,735,548	$ 703,631	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $92,976,992. Net unrealized appreciation aggregated $9,462,187, of which $12,707,196 related to appreciated investment securities and $3,245,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2014

1.856924.107

VCSP-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BEVERAGES - 25.1%
Brewers - 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	8,000	$ 92,421
Anheuser-Busch InBev SA NV	5,236	580,661
Boston Beer Co., Inc. Class A (a)	1,000	221,760
SABMiller PLC	7,700	427,912
		1,322,754
Soft Drinks - 24.2%
Britvic PLC	30,500	330,293
Coca-Cola Bottling Co. Consolidated	21,830	1,629,173
Coca-Cola Central Japan Co. Ltd.	33,400	662,975
Coca-Cola Enterprises, Inc.	10,400	461,344
Coca-Cola Icecek Sanayi A/S	7,853	169,544
Dr. Pepper Snapple Group, Inc.	42,000	2,701,020
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	302,384
Monster Beverage Corp. (a)	61,300	5,619,371
PepsiCo, Inc.	56,506	5,260,144
The Coca-Cola Co.	459,038	19,582,561
		36,718,809
TOTAL BEVERAGES		38,041,563
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Enzymotec Ltd.	68,200	455,576
FOOD & STAPLES RETAILING - 14.5%
Drug Retail - 7.0%
CVS Health Corp.	71,439	5,685,830
Rite Aid Corp. (a)	72,800	352,352
Walgreen Co.	78,100	4,628,987
		10,667,169
Food Retail - 5.2%
Fresh Market, Inc. (a)(d)	9,128	318,841
Kroger Co.	117,876	6,129,552
Sprouts Farmers Market LLC (a)	4,100	119,187
Whole Foods Market, Inc.	36,000	1,371,960
		7,939,540
Hypermarkets & Super Centers - 2.3%
Costco Wholesale Corp.	11,300	1,416,116
Wal-Mart Stores, Inc.	27,004	2,064,996
		3,481,112
TOTAL FOOD & STAPLES RETAILING		22,087,821
FOOD PRODUCTS - 22.6%
Agricultural Products - 2.3%
Archer Daniels Midland Co.	28,564	1,459,620

	Shares	Value
Bunge Ltd.	21,312	$ 1,795,110
First Resources Ltd.	150,000	235,165
		3,489,895
Packaged Foods & Meats - 20.3%
ConAgra Foods, Inc.	65,100	2,150,904
Danone SA	9,737	652,047
Dean Foods Co. (d)	60,000	795,000
Diamond Foods, Inc. (a)	4,100	117,301
Glanbia PLC	9,200	132,817
Greencore Group PLC	83,800	317,895
JBS SA	106,600	398,484
Kellogg Co.	39,300	2,420,880
Keurig Green Mountain, Inc.	48,394	6,297,511
McCormick & Co., Inc. (non-vtg.)	5,600	374,640
Mead Johnson Nutrition Co. Class A	58,500	5,628,870
Mondelez International, Inc.	149,400	5,119,191
Post Holdings, Inc. (a)	3,800	126,084
The Hain Celestial Group, Inc. (a)	5,090	520,962
The Hershey Co.	7,100	677,553
The J.M. Smucker Co.	9,300	920,607
Tyson Foods, Inc. Class A	28,000	1,102,360
Unilever NV (Certificaten Van Aandelen) (Bearer)	49,343	1,958,184
Want Want China Holdings Ltd.	98,000	122,171
WhiteWave Foods Co. (a)	26,000	944,580
		30,778,041
TOTAL FOOD PRODUCTS		34,267,936
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Jarden Corp. (a)	11,900	715,309
HOUSEHOLD PRODUCTS - 17.7%
Household Products - 17.7%
Church & Dwight Co., Inc.	12,300	862,968
Colgate-Palmolive Co.	27,690	1,805,942
Procter & Gamble Co.	238,736	19,991,754
Spectrum Brands Holdings, Inc.	2,800	253,484
Svenska Cellulosa AB (SCA) (B Shares)	165,400	3,944,753
		26,858,901
MULTILINE RETAIL - 0.2%
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	6,100	372,771
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Asaleo Care Ltd. (a)	462,122	772,807
Avon Products, Inc.	54,800	690,480
Coty, Inc. Class A (d)	70,200	1,161,810
Estee Lauder Companies, Inc. Class A	40,600	3,033,632
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Herbalife Ltd.	15,800	$ 691,250
Nu Skin Enterprises, Inc. Class A (d)	7,188	323,676
		6,673,655
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	2,328	349,642
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
GNC Holdings, Inc.	14,400	557,856
TOBACCO - 13.1%
Tobacco - 13.1%
Altria Group, Inc.	175,696	8,071,474
British American Tobacco PLC sponsored ADR	25,059	2,833,672
ITC Ltd. (a)	27,681	165,442
Japan Tobacco, Inc.	23,700	770,804
Lorillard, Inc.	32,595	1,952,766
Philip Morris International, Inc.	46,734	3,897,616
Reynolds American, Inc.	37,400	2,206,600
		19,898,374
TOTAL COMMON STOCKS (Cost $123,543,494)		150,279,404
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,313,261	$ 1,313,261
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,704,343	1,704,343
TOTAL MONEY MARKET FUNDS (Cost $3,017,604)		3,017,604
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $126,561,098)		153,297,008
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,462,370)
NET ASSETS - 100%		$ 151,834,638
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 517
Fidelity Securities Lending Cash Central Fund	14,334
Total	$ 14,851
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 150,279,404	$ 147,088,512	$ 3,190,892	$ -
Money Market Funds	3,017,604	3,017,604	-	-
Total Investments in Securities:	$ 153,297,008	$ 150,106,116	$ 3,190,892	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $126,691,212. Net unrealized appreciation aggregated $26,605,796, of which $30,460,505 related to appreciated investment securities and $3,854,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

September 30, 2014

1.807722.110

VNR-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 24.2%
Oil & Gas Drilling - 1.3%
Ocean Rig UDW, Inc. (United States)	49,335	$ 795,280
Odfjell Drilling A/S	259,850	1,063,708
Precision Drilling Corp.	51,100	551,631
Vantage Drilling Co. (a)	859,819	1,091,970
Xtreme Drilling & Coil Services Corp. (a)	388,200	1,383,024
		4,885,613
Oil & Gas Equipment & Services - 22.9%
C&J Energy Services, Inc. (a)	33,900	1,035,645
Dril-Quip, Inc. (a)	28,044	2,507,134
FMC Technologies, Inc. (a)	149,204	8,103,269
Halliburton Co.	335,340	21,632,783
National Oilwell Varco, Inc.	15,730	1,197,053
Oceaneering International, Inc.	118,549	7,725,838
Schlumberger Ltd.	335,727	34,140,079
Superior Energy Services, Inc.	11,600	381,292
Total Energy Services, Inc.	22,800	423,447
Weatherford International Ltd. (a)	315,600	6,564,480
		83,711,020
TOTAL ENERGY EQUIPMENT & SERVICES		88,596,633
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Renewable Electricity - 0.2%
NextEra Energy Partners LP	18,037	625,704
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	70,979	2,048,454
OIL, GAS & CONSUMABLE FUELS - 74.1%
Coal & Consumable Fuels - 0.6%
Peabody Energy Corp. (d)	188,061	2,328,195
Integrated Oil & Gas - 24.1%
BG Group PLC	292,448	5,398,838
Chevron Corp.	234,931	28,031,967
Exxon Mobil Corp.	559,048	52,578,463
Imperial Oil Ltd.	50,302	2,376,426
		88,385,694
Oil & Gas Exploration & Production - 33.7%
Anadarko Petroleum Corp.	154,234	15,645,497
Bankers Petroleum Ltd. (a)	336,500	1,619,479
Bonanza Creek Energy, Inc. (a)	65,034	3,700,435
BPZ Energy, Inc. (a)	289,300	552,563
Canadian Natural Resources Ltd.	64,000	2,486,397
Cimarex Energy Co.	103,287	13,068,904
Concho Resources, Inc. (a)	80,000	10,031,200
ConocoPhillips Co.	122,682	9,387,627

	Shares	Value
Continental Resources, Inc. (a)(d)	64,250	$ 4,271,340
Devon Energy Corp.	22,200	1,513,596
Diamondback Energy, Inc. (a)	5,100	381,378
EOG Resources, Inc.	249,342	24,689,845
Evolution Petroleum Corp.	27,330	250,889
Kodiak Oil & Gas Corp. (a)	353,821	4,801,351
Memorial Resource Development Corp. (d)	69,100	1,873,301
Newfield Exploration Co. (a)	24,900	923,043
Noble Energy, Inc.	201,212	13,754,852
Northern Oil & Gas, Inc. (a)	96,207	1,368,064
Parsley Energy, Inc. Class A	17,700	377,541
PDC Energy, Inc. (a)	50,134	2,521,239
Peyto Exploration & Development Corp. (d)	32,300	1,019,226
Pioneer Natural Resources Co.	20,265	3,991,597
Rex Energy Corp. (a)	42,030	532,520
SM Energy Co.	9,700	756,600
Synergy Resources Corp. (a)	60,124	732,912
TAG Oil Ltd. (a)	202,500	312,804
Whiting Petroleum Corp. (a)	34,155	2,648,720
		123,212,920
Oil & Gas Refining & Marketing - 5.4%
Alon U.S.A. Energy, Inc.	21,700	311,612
Alon U.S.A. Partners LP	4,900	86,779
CVR Refining, LP	14,771	343,869
Delek U.S. Holdings, Inc.	10,200	337,824
Marathon Petroleum Corp.	15,736	1,332,367
Phillips 66 Co.	83,143	6,760,357
Tesoro Corp.	30,300	1,847,694
Valero Energy Corp.	169,988	7,865,345
World Fuel Services Corp.	20,265	808,979
		19,694,826
Oil & Gas Storage & Transport - 10.3%
Cheniere Energy, Inc. (a)	48,800	3,905,464
Enable Midstream Partners LP	22,050	543,312
EQT Midstream Partners LP	13,800	1,236,618
Golar LNG Ltd.	25,100	1,666,640
Kinder Morgan Holding Co. LLC (d)	227,900	8,737,686
Magellan Midstream Partners LP	15,270	1,285,429
MPLX LP	39,268	2,314,456
ONEOK, Inc.	16,000	1,048,800
Phillips 66 Partners LP	41,975	2,801,831
Plains GP Holdings LP Class A	24,400	747,860
SemGroup Corp. Class A	11,600	965,932
Targa Resources Corp.	31,570	4,298,887
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	86,800	$ 4,804,380
Valero Energy Partners LP	77,300	3,449,899
		37,807,194
TOTAL OIL, GAS & CONSUMABLE FUELS		271,428,829
TOTAL COMMON STOCKS (Cost $309,629,141)		362,699,620
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.12% (b)	712,923	712,923
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,850,738	10,850,738
TOTAL MONEY MARKET FUNDS (Cost $11,563,661)		11,563,661
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $321,192,802)		374,263,281
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(8,003,998)
NET ASSETS - 100%		$ 366,259,283
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,115
Fidelity Securities Lending Cash Central Fund	14,991
Total	$ 20,106
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 362,699,620	$ 357,300,782	$ 5,398,838	$ -
Money Market Funds	11,563,661	11,563,661	-	-
Total Investments in Securities:	$ 374,263,281	$ 368,864,443	$ 5,398,838	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $321,715,013. Net unrealized appreciation aggregated $52,548,268, of which $66,701,115 related to appreciated investment securities and $14,152,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2014

1.807734.110

VFS-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
BANKS - 29.6%
Diversified Banks - 24.4%
Bank of America Corp.	315,042	$ 5,371,462
Citigroup, Inc.	89,539	4,639,911
JPMorgan Chase & Co.	87,354	5,262,205
PT Bank Rakyat Indonesia Tbk	496,700	424,957
U.S. Bancorp	104,173	4,357,557
Wells Fargo & Co.	71,196	3,692,937
		23,749,029
Regional Banks - 5.2%
CoBiz, Inc.	31,556	352,796
Fifth Third Bancorp	73,078	1,463,022
M&T Bank Corp. (d)	8,540	1,052,897
Popular, Inc. (a)	18,600	547,491
Prosperity Bancshares, Inc.	6,100	348,737
SunTrust Banks, Inc.	32,500	1,235,975
		5,000,918
TOTAL BANKS		28,749,947
CAPITAL MARKETS - 14.2%
Asset Management & Custody Banks - 11.1%
Affiliated Managers Group, Inc. (a)	6,344	1,271,084
Ameriprise Financial, Inc.	11,720	1,446,014
Artisan Partners Asset Management, Inc.	19,280	1,003,524
BlackRock, Inc. Class A	2,017	662,221
Franklin Resources, Inc.	29,750	1,624,648
Invesco Ltd.	60,877	2,403,424
Oaktree Capital Group LLC Class A	17,300	884,030
The Blackstone Group LP	48,676	1,532,320
		10,827,265
Diversified Capital Markets - 0.4%
Close Brothers Group PLC	17,200	399,017
Investment Banking & Brokerage - 2.7%
E*TRADE Financial Corp. (a)	48,300	1,091,097
FXCM, Inc. Class A (d)	24,778	392,731
Raymond James Financial, Inc.	20,200	1,082,316
		2,566,144
TOTAL CAPITAL MARKETS		13,792,426
CONSUMER FINANCE - 6.6%
Consumer Finance - 6.6%
Capital One Financial Corp.	48,753	3,979,220
Navient Corp.	71,080	1,258,827
Santander Consumer U.S.A. Holdings, Inc.	9,800	174,538
Springleaf Holdings, Inc.	32,500	1,037,725
		6,450,310
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	32,200	998,522

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 9.2%
Multi-Sector Holdings - 4.8%
Berkshire Hathaway, Inc. Class B (a)	33,493	$ 4,626,723
Specialized Finance - 4.4%
IntercontinentalExchange Group, Inc.	10,933	2,132,482
McGraw Hill Financial, Inc.	23,340	1,971,063
TPG Specialty Lending, Inc. (d)	14,435	231,104
		4,334,649
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,961,372
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Facilities - 0.7%
Brookdale Senior Living, Inc. (a)	20,300	654,066
INSURANCE - 12.8%
Insurance Brokers - 2.2%
Brown & Brown, Inc.	21,300	684,795
Marsh & McLennan Companies, Inc.	27,600	1,444,584
		2,129,379
Life & Health Insurance - 4.6%
MetLife, Inc.	48,856	2,624,544
Prudential PLC	24,827	551,938
Torchmark Corp.	24,400	1,277,828
		4,454,310
Property & Casualty Insurance - 5.2%
Allstate Corp.	31,850	1,954,635
FNF Group	33,950	941,773
The Travelers Companies, Inc.	23,429	2,200,920
		5,097,328
Reinsurance - 0.8%
Everest Re Group Ltd.	4,900	793,849
TOTAL INSURANCE		12,474,866
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	20,300	1,149,589
IT SERVICES - 5.0%
Data Processing & Outsourced Services - 5.0%
EVERTEC, Inc.	34,500	770,730
Fiserv, Inc. (a)	21,278	1,375,304
FleetCor Technologies, Inc. (a)	4,580	650,910
The Western Union Co.	52,800	846,912
Visa, Inc. Class A	5,470	1,167,134
		4,810,990
MEDIA - 0.9%
Advertising - 0.9%
CBS Outdoor Americas, Inc.	30,400	910,176
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 10.3%
Mortgage REITs - 3.7%
Altisource Residential Corp. Class B	24,594	$ 590,256
Blackstone Mortgage Trust, Inc.	25,200	682,920
NorthStar Realty Finance Corp.	40,600	717,402
Redwood Trust, Inc. (d)	34,500	572,010
Starwood Property Trust, Inc.	46,800	1,027,728
		3,590,316
Residential REITs - 1.5%
Essex Property Trust, Inc.	6,400	1,144,000
Starwood Waypoint Residential	10,561	274,692
		1,418,692
Retail REITs - 1.4%
Simon Property Group, Inc.	1,913	314,535
Washington Prime Group, Inc.	60,891	1,064,375
		1,378,910
Specialized REITs - 3.7%
American Tower Corp.	38,610	3,615,054
TOTAL REAL ESTATE INVESTMENT TRUSTS		10,002,972
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
Real Estate Services - 3.2%
CBRE Group, Inc. (a)	68,988	2,051,703
Realogy Holdings Corp. (a)	28,400	1,056,480
		3,108,183
THRIFTS & MORTGAGE FINANCE - 1.6%
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	29,300	228,833
Ocwen Financial Corp. (a)	44,690	1,169,984

	Shares	Value
Radian Group, Inc.	9,400	$ 134,044
Washington Mutual, Inc. (a)	5,300	0
		1,532,861
TOTAL COMMON STOCKS (Cost $79,999,980)		93,596,280
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.12% (b)	8,023,893	8,023,893
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,224,843	1,224,843
TOTAL MONEY MARKET FUNDS (Cost $9,248,736)		9,248,736
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $89,248,716)		102,845,016
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(5,623,348)
NET ASSETS - 100%		$ 97,221,668
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,669
Fidelity Securities Lending Cash Central Fund	20,733
Total	$ 22,402
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 93,596,280	$ 93,044,342	$ 551,938	$ -
Money Market Funds	9,248,736	9,248,736	-	-
Total Investments in Securities:	$ 102,845,016	$ 102,293,078	$ 551,938	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $89,692,998. Net unrealized appreciation aggregated $13,152,018, of which $14,190,899 related to appreciated investment securities and $1,038,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2014

1.807727.110

VHC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 24.9%
Biotechnology - 24.9%
Acceleron Pharma, Inc.	34,299	$ 1,037,202
Acorda Therapeutics, Inc. (a)	62,200	2,107,336
Actelion Ltd.	27,712	3,259,723
Alexion Pharmaceuticals, Inc. (a)	167,715	27,810,501
Alnylam Pharmaceuticals, Inc. (a)	41,400	3,233,340
Amgen, Inc.	172,892	24,284,410
Array BioPharma, Inc. (a)(c)	270,400	965,328
Arrowhead Research Corp. (a)(c)	93,400	1,379,518
Avalanche Biotechnologies, Inc. (a)(c)	16,014	547,519
BioCryst Pharmaceuticals, Inc. (a)	153,300	1,499,274
Biogen Idec, Inc. (a)	50,248	16,622,541
BioMarin Pharmaceutical, Inc. (a)	73,300	5,289,328
Celgene Corp. (a)	105,008	9,952,658
Celldex Therapeutics, Inc. (a)	33,283	431,348
Cubist Pharmaceuticals, Inc.	154,121	10,224,387
Discovery Laboratories, Inc. (a)(c)	505,504	930,127
Dyax Corp. (a)	108,500	1,098,020
Genomic Health, Inc. (a)(c)	55,027	1,557,814
Gilead Sciences, Inc. (a)	162,390	17,286,416
Grifols SA ADR	84,682	2,974,879
Innate Pharma SA (a)(c)	134,900	1,317,080
Insmed, Inc. (a)	142,772	1,863,175
Intercept Pharmaceuticals, Inc. (a)	26,079	6,172,639
Neurocrine Biosciences, Inc. (a)	230,200	3,607,234
NewLink Genetics Corp. (a)(c)	28,986	620,880
NPS Pharmaceuticals, Inc. (a)	62,769	1,631,994
PTC Therapeutics, Inc. (a)	53,000	2,332,530
Puma Biotechnology, Inc. (a)	57,600	13,741,632
T2 Biosystems, Inc. (c)	62,300	1,127,007
Ultragenyx Pharmaceutical, Inc.	74,627	4,223,888
Vanda Pharmaceuticals, Inc. (a)(c)	206,367	2,142,089
Vertex Pharmaceuticals, Inc. (a)	172,400	19,362,244
ZIOPHARM Oncology, Inc. (a)(c)	206,000	543,840
		191,177,901
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc. (c)	92,659	1,605,780
HEALTH CARE EQUIPMENT & SUPPLIES - 15.0%
Health Care Equipment - 13.6%
Boston Scientific Corp. (a)	2,095,600	24,749,036
Cardiovascular Systems, Inc. (a)	27,170	642,027
CONMED Corp.	94,429	3,478,764
Covidien PLC	273,100	23,625,881
Edwards Lifesciences Corp. (a)	73,265	7,484,020
HeartWare International, Inc. (a)	51,719	4,014,946
Intuitive Surgical, Inc. (a)	4,150	1,916,553
Lumenis Ltd. Class B	90,331	804,849
Medtronic, Inc.	237,600	14,719,320
NxStage Medical, Inc. (a)	201,100	2,640,443

	Shares	Value
PW Medtech Group Ltd. (a)	2,055,000	$ 1,093,022
ResMed, Inc. (c)	48,600	2,394,522
Steris Corp.	70,900	3,825,764
Volcano Corp. (a)	113,891	1,211,800
Zeltiq Aesthetics, Inc. (a)	123,011	2,783,739
Zimmer Holdings, Inc.	87,700	8,818,235
		104,202,921
Health Care Supplies - 1.4%
Derma Sciences, Inc. (a)(c)	113,975	949,412
Endologix, Inc. (a)	168,390	1,784,934
The Cooper Companies, Inc.	52,574	8,188,401
		10,922,747
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		115,125,668
HEALTH CARE PROVIDERS & SERVICES - 13.3%
Health Care Distributors & Services - 7.1%
Amplifon SpA	316,600	1,772,275
Cardinal Health, Inc.	167,300	12,534,116
EBOS Group Ltd.	314,998	2,274,604
McKesson Corp.	188,036	36,604,968
United Drug PLC (United Kingdom)	251,400	1,348,199
		54,534,162
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc. (a)	83,750	2,698,425
HCA Holdings, Inc. (a)	124,200	8,758,584
Surgical Care Affiliates, Inc.	73,839	1,973,716
Universal Health Services, Inc. Class B	63,000	6,583,500
		20,014,225
Health Care Services - 1.2%
Accretive Health, Inc. (a)	100,000	776,000
Air Methods Corp. (a)	147,015	8,166,683
		8,942,683
Managed Health Care - 2.4%
Cigna Corp.	93,088	8,442,151
Humana, Inc.	52,019	6,777,556
UnitedHealth Group, Inc.	39,007	3,364,354
		18,584,061
TOTAL HEALTH CARE PROVIDERS & SERVICES		102,075,131
HEALTH CARE TECHNOLOGY - 3.5%
Health Care Technology - 3.5%
athenahealth, Inc. (a)	29,400	3,871,686
Castlight Health, Inc.	104,900	1,357,406
Castlight Health, Inc. Class B (a)	4,100	53,054
Cerner Corp. (a)	283,000	16,858,310
HealthStream, Inc. (a)	47,308	1,135,865
Medidata Solutions, Inc. (a)	91,800	4,065,822
		27,342,143
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.9%
Industrial Conglomerates - 1.9%
Danaher Corp.	192,647	$ 14,637,319
LIFE SCIENCES TOOLS & SERVICES - 5.0%
Life Sciences Tools & Services - 5.0%
Agilent Technologies, Inc.	420,400	23,954,392
Bruker BioSciences Corp. (a)	147,647	2,733,684
Illumina, Inc. (a)	73,032	11,971,405
		38,659,481
PHARMACEUTICALS - 35.1%
Pharmaceuticals - 35.1%
AbbVie, Inc.	524,512	30,295,813
Actavis PLC (a)	217,730	52,533,895
Allergan, Inc.	144,500	25,748,455
Amphastar Pharmaceuticals, Inc. (a)	100,000	1,165,000
Auxilium Pharmaceuticals, Inc. (a)(c)	106,300	3,173,055
AVANIR Pharmaceuticals Class A (a)	449,945	5,363,344
Bristol-Myers Squibb Co.	272,070	13,924,543
Dechra Pharmaceuticals PLC	210,000	2,580,547
Endo Health Solutions, Inc. (a)	114,500	7,824,930
Flamel Technologies SA sponsored ADR (a)	100,000	1,431,000
Jazz Pharmaceuticals PLC (a)	62,863	10,093,283
Lee's Pharmaceutical Holdings Ltd.	1,060,000	1,386,968
Mallinckrodt PLC (a)	126,900	11,440,035
Meda AB (A Shares)	144,300	2,027,719
Merck & Co., Inc.	156,206	9,259,892
Pacira Pharmaceuticals, Inc. (a)	27,400	2,655,608
Perrigo Co. PLC	115,431	17,336,582
Prestige Brands Holdings, Inc. (a)	146,844	4,753,340
Salix Pharmaceuticals Ltd. (a)	73,519	11,486,609
Shire PLC sponsored ADR	124,587	32,274,262
Teva Pharmaceutical Industries Ltd. sponsored ADR	282,700	15,195,125
The Medicines Company (a)	89,555	1,998,868
TherapeuticsMD, Inc. (a)(c)	380,000	1,763,200
UCB SA	42,200	3,831,255
		269,543,328
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	60,904	2,772,959
TOTAL COMMON STOCKS (Cost $589,964,384)		762,939,710
Convertible Preferred Stocks - 0.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e) (Cost $1,193,163)	181,172	$ 1,202,982
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.12% (b)	13,722,214	13,722,214
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	13,742,930	13,742,930
TOTAL MONEY MARKET FUNDS (Cost $27,465,144)		27,465,144
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $618,622,691)		791,607,836
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(23,591,675)
NET ASSETS - 100%		$ 768,016,161
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,202,982 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 1,193,163
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,509
Fidelity Securities Lending Cash Central Fund	110,667
Total	$ 117,176
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 762,939,710	$ 762,939,710	$ -	$ -
Convertible Preferred Stocks	1,202,982	-	-	1,202,982
Money Market Funds	27,465,144	27,465,144	-	-
Total Investments in Securities:	$ 791,607,836	$ 790,404,854	$ -	$ 1,202,982
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $619,791,296. Net unrealized appreciation aggregated $171,816,540, of which $183,178,690 related to appreciated investment securities and $11,362,150 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo,LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

September 30, 2014

1.807737.110

VCY-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 23.6%
Aerospace & Defense - 23.6%
Alliant Techsystems, Inc.	22,559	$ 2,879,431
General Dynamics Corp.	35,500	4,511,695
Honeywell International, Inc.	72,527	6,753,714
L-3 Communications Holdings, Inc.	15,200	1,807,584
Teledyne Technologies, Inc. (a)	21,878	2,056,751
Textron, Inc.	68,803	2,476,220
The Boeing Co.	72,475	9,231,866
United Technologies Corp.	104,323	11,016,507
		40,733,768
AIR FREIGHT & LOGISTICS - 4.7%
Air Freight & Logistics - 4.7%
FedEx Corp.	50,609	8,170,823
AIRLINES - 4.1%
Airlines - 4.1%
American Airlines Group, Inc.	88,341	3,134,339
Delta Air Lines, Inc.	107,927	3,901,561
		7,035,900
BUILDING PRODUCTS - 2.9%
Building Products - 2.9%
A.O. Smith Corp.	64,542	3,051,546
Lennox International, Inc.	25,281	1,943,350
		4,994,896
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	70,400	2,015,552
Environmental & Facility Services - 1.4%
Waste Connections, Inc.	50,773	2,463,506
Office Services & Supplies - 0.6%
West Corp.	34,600	1,019,316
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,498,374
CONSTRUCTION & ENGINEERING - 3.5%
Construction & Engineering - 3.5%
EMCOR Group, Inc.	48,496	1,937,900
Jacobs Engineering Group, Inc. (a)	52,100	2,543,522
Tutor Perini Corp. (a)	58,467	1,543,529
		6,024,951
ELECTRICAL EQUIPMENT - 7.4%
Electrical Components & Equipment - 6.4%
Eaton Corp. PLC	41,056	2,601,719
Emerson Electric Co.	51,905	3,248,215
EnerSys	16,675	977,822
Hubbell, Inc. Class B	11,807	1,423,098
Rockwell Automation, Inc.	25,700	2,823,916
		11,074,770

	Shares	Value
Heavy Electrical Equipment - 1.0%
Babcock & Wilcox Co.	61,600	$ 1,705,704
TOTAL ELECTRICAL EQUIPMENT		12,780,474
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Aspen Aerogels, Inc.	88,113	799,361
INDUSTRIAL CONGLOMERATES - 9.8%
Industrial Conglomerates - 9.8%
Danaher Corp.	136,885	10,400,522
General Electric Co.	251,348	6,439,536
		16,840,058
MACHINERY - 16.1%
Agricultural & Farm Machinery - 2.2%
Deere & Co. (d)	45,773	3,752,928
Construction Machinery & Heavy Trucks - 8.3%
Caterpillar, Inc.	59,525	5,894,761
Cummins, Inc.	28,298	3,734,770
Manitowoc Co., Inc.	155,280	3,641,316
Wabtec Corp.	13,382	1,084,477
		14,355,324
Industrial Machinery - 5.6%
Crane Co.	17,000	1,074,570
Global Brass & Copper Holdings, Inc.	26,775	392,789
Hyster-Yale Materials Handling Class A	9,459	677,454
IDEX Corp.	18,440	1,334,503
Pall Corp.	29,547	2,473,084
Valmont Industries, Inc. (d)	27,419	3,699,646
		9,652,046
TOTAL MACHINERY		27,760,298
OIL, GAS & CONSUMABLE FUELS - 2.2%
Oil & Gas Storage & Transport - 2.2%
Golar LNG Ltd. (d)	31,900	2,118,160
Scorpio Tankers, Inc.	196,334	1,631,536
		3,749,696
PROFESSIONAL SERVICES - 10.6%
Human Resource & Employment Services - 2.5%
On Assignment, Inc. (a)	29,900	802,815
Towers Watson & Co.	35,420	3,524,290
		4,327,105
Research & Consulting Services - 8.1%
Corporate Executive Board Co.	22,700	1,363,589
CRA International, Inc. (a)	12,300	312,789
Dun & Bradstreet Corp.	45,755	5,374,840
Huron Consulting Group, Inc. (a)	42,372	2,583,421
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Nielsen Holdings B.V.	42,390	$ 1,879,149
Verisk Analytics, Inc. (a)	39,052	2,377,876
		13,891,664
TOTAL PROFESSIONAL SERVICES		18,218,769
ROAD & RAIL - 8.3%
Railroads - 6.0%
CSX Corp.	27,500	881,650
Union Pacific Corp.	87,096	9,442,948
		10,324,598
Trucking - 2.3%
J.B. Hunt Transport Services, Inc.	53,249	3,943,088
TOTAL ROAD & RAIL		14,267,686
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
MRC Global, Inc. (a)	61,800	1,441,176
W.W. Grainger, Inc.	7,237	1,821,191
WESCO International, Inc. (a)	14,927	1,168,187
		4,430,554
TOTAL COMMON STOCKS (Cost $142,839,184)		171,305,608
Money Market Funds - 5.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $8,837,947)	8,837,947	$ 8,837,947
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $151,677,131)		180,143,555
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(7,992,284)
NET ASSETS - 100%		$ 172,151,271
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,477
Fidelity Securities Lending Cash Central Fund	10,471
Total	$ 11,948
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 171,305,608	$ 170,506,247	$ 799,361	$ -
Money Market Funds	8,837,947	8,837,947	-	-
Total Investments in Securities:	$ 180,143,555	$ 179,344,194	$ 799,361	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $151,916,808. Net unrealized appreciation aggregated $28,226,747, of which $31,778,655 related to appreciated investment securities and $3,551,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

September 30, 2014

1.856922.107

VMATP-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CHEMICALS - 65.9%
Commodity Chemicals - 15.6%
Axiall Corp.	46,904	$ 1,679,632
Cabot Corp.	30,078	1,527,060
Koppers Holdings, Inc.	11,600	384,656
LyondellBasell Industries NV Class A	48,916	5,315,213
Methanex Corp.	24,600	1,642,123
Orion Engineered Carbons SA (a)	27,700	488,074
Westlake Chemical Corp.	7,900	684,061
		11,720,819
Diversified Chemicals - 18.7%
E.I. du Pont de Nemours & Co.	90,600	6,501,457
Eastman Chemical Co.	43,635	3,529,635
FMC Corp.	49,154	2,811,117
Huntsman Corp.	45,300	1,177,347
		14,019,556
Fertilizers & Agricultural Chemicals - 13.4%
CF Industries Holdings, Inc.	11,700	3,266,874
Monsanto Co.	40,727	4,582,195
Potash Corp. of Saskatchewan, Inc. (d)	20,980	726,465
The Mosaic Co.	33,400	1,483,294
		10,058,828
Industrial Gases - 7.3%
Airgas, Inc.	11,801	1,305,781
Praxair, Inc.	32,026	4,131,354
		5,437,135
Specialty Chemicals - 10.9%
Ecolab, Inc.	11,428	1,312,277
Innospec, Inc.	15,846	568,871
NewMarket Corp.	2,729	1,039,804
Sherwin-Williams Co.	11,107	2,432,322
Sigma Aldrich Corp.	5,588	760,024
W.R. Grace & Co. (a)	22,946	2,086,709
		8,200,007
TOTAL CHEMICALS		49,436,345
CONSTRUCTION MATERIALS - 5.0%
Construction Materials - 5.0%
Eagle Materials, Inc.	19,388	1,974,280
Vulcan Materials Co.	29,667	1,786,843
		3,761,123
CONTAINERS & PACKAGING - 10.2%
Metal & Glass Containers - 2.0%
Aptargroup, Inc.	24,723	1,500,686
Paper Packaging - 8.2%
Graphic Packaging Holding Co. (a)	164,800	2,048,464

	Shares	Value
Packaging Corp. of America	19,500	$ 1,244,490
Rock-Tenn Co. Class A	60,294	2,868,789
		6,161,743
TOTAL CONTAINERS & PACKAGING		7,662,429
ENERGY EQUIPMENT & SERVICES - 1.3%
Oil & Gas Equipment & Services - 1.3%
Aspen Aerogels, Inc.	105,231	954,656
METALS & MINING - 14.6%
Aluminum - 0.8%
Constellium NV (a)	24,700	607,867
Diversified Metals & Mining - 5.2%
Copper Mountain Mining Corp. (a)	120,825	261,080
Freeport-McMoRan, Inc.	111,300	3,633,945
		3,895,025
Gold - 2.1%
Franco-Nevada Corp.	12,234	600,476
Royal Gold, Inc.	15,227	988,841
		1,589,317
Steel - 6.5%
Carpenter Technology Corp.	18,722	845,298
Nucor Corp.	35,800	1,943,224
TimkenSteel Corp.	12,700	590,423
United States Steel Corp. (d)	25,600	1,002,752
Worthington Industries, Inc.	13,966	519,815
		4,901,512
TOTAL METALS & MINING		10,993,721
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Peabody Energy Corp. (d)	94,311	1,167,570
PAPER & FOREST PRODUCTS - 0.6%
Forest Products - 0.6%
Boise Cascade Co. (a)	15,367	463,161
TOTAL COMMON STOCKS (Cost $59,700,115)		74,439,005
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	738,430	$ 738,430
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,561,804	2,561,804
TOTAL MONEY MARKET FUNDS (Cost $3,300,234)		3,300,234
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $63,000,349)		77,739,239
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(2,717,762)
NET ASSETS - 100%		$ 75,021,477
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 445
Fidelity Securities Lending Cash Central Fund	6,609
Total	$ 7,054
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 74,439,005	$ 73,484,349	$ 954,656	$ -
Money Market Funds	3,300,234	3,300,234	-	-
Total Investments in Securities:	$ 77,739,239	$ 76,784,583	$ 954,656	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $63,119,409. Net unrealized appreciation aggregated $14,619,830, of which $16,980,235 related to appreciated investment securities and $2,360,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2014

1.808791.110

VIPRE-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.1%
Hotels, Resorts & Cruise Lines - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	7,100	$ 590,791
REAL ESTATE INVESTMENT TRUSTS - 96.8%
REITs - Apartments - 17.0%
American Campus Communities, Inc.	120,700	4,399,515
AvalonBay Communities, Inc.	60,742	8,562,800
Equity Residential (SBI)	138,970	8,557,773
Essex Property Trust, Inc.	113,439	20,277,221
Mid-America Apartment Communities, Inc.	157,447	10,336,396
Post Properties, Inc.	198,300	10,180,722
UDR, Inc.	454,200	12,376,950
TOTAL REITS - APARTMENTS		74,691,377
REITs - Health Care Facilities - 10.9%
HCP, Inc.	565,525	22,456,998
Health Care REIT, Inc.	88,678	5,530,847
Senior Housing Properties Trust (SBI)	444,700	9,303,124
Ventas, Inc.	169,710	10,513,535
TOTAL REITS - HEALTH CARE FACILITIES		47,804,504
REITs - Hotels - 6.7%
Ashford Hospitality Prime, Inc.	175,882	2,678,683
FelCor Lodging Trust, Inc.	929,304	8,698,285
Host Hotels & Resorts, Inc.	292,178	6,232,157
LaSalle Hotel Properties (SBI)	299,592	10,258,030
Sunstone Hotel Investors, Inc.	99,100	1,369,562
TOTAL REITS - HOTELS		29,236,717
REITs - Industrial Buildings - 12.9%
DCT Industrial Trust, Inc.	1,567,400	11,771,174
Duke Realty LP	297,400	5,109,332
Extra Space Storage, Inc.	195,800	10,097,406
Prologis, Inc.	209,937	7,914,625
Public Storage	115,155	19,097,305
Terreno Realty Corp.	126,801	2,387,663
TOTAL REITS - INDUSTRIAL BUILDINGS		56,377,505
REITs - Malls - 15.8%
Simon Property Group, Inc.	336,099	55,261,394
Taubman Centers, Inc.	192,800	14,074,400
TOTAL REITS - MALLS		69,335,794

	Shares	Value
REITs - Management/Investment - 5.2%
Digital Realty Trust, Inc. (d)	258,200	$ 16,106,516
Equity Lifestyle Properties, Inc.	157,494	6,671,446
TOTAL REITS - MANAGEMENT/INVESTMENT		22,777,962
REITs - Manufactured Homes - 0.1%
Spirit Realty Capital, Inc.	19,900	218,303
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	80,299	4,055,100
REITs - Office Buildings - 17.6%
Alexandria Real Estate Equities, Inc.	212,979	15,707,201
Boston Properties, Inc.	220,377	25,510,842
Cousins Properties, Inc.	72,900	871,155
Douglas Emmett, Inc.	98,600	2,531,062
Piedmont Office Realty Trust, Inc. Class A (d)	738,639	13,029,592
SL Green Realty Corp.	192,859	19,540,474
TOTAL REITS - OFFICE BUILDINGS		77,190,326
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	52,100	1,436,918
Cedar Shopping Centers, Inc.	533,618	3,148,346
Excel Trust, Inc.	120,462	1,417,838
Federal Realty Investment Trust (SBI)	138,300	16,383,018
Kite Realty Group Trust (d)	242,153	5,869,789
Ramco-Gershenson Properties Trust (SBI)	57,000	926,250
Vornado Realty Trust	50,710	5,068,972
Washington Prime Group, Inc.	448,899	7,846,755
TOTAL REITS - SHOPPING CENTERS		42,097,886
REITs - Single Tenant - 0.1%
Select Income (REIT)	23,200	557,960
TOTAL REAL ESTATE INVESTMENT TRUSTS		424,343,434
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
Real Estate Operating Companies - 2.1%
Forest City Enterprises, Inc. Class A (a)	464,320	9,082,099
TOTAL COMMON STOCKS (Cost $357,135,900)		434,016,324
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,488,062	$ 2,488,062
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	14,018,450	14,018,450
TOTAL MONEY MARKET FUNDS (Cost $16,506,512)		16,506,512
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $373,642,412)		450,522,836
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(12,253,914)
NET ASSETS - 100%		$ 438,268,922
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,261
Fidelity Securities Lending Cash Central Fund	44,809
Total	$ 50,070
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $374,496,598. Net unrealized appreciation aggregated $76,026,238, of which $83,576,450 related to appreciated investment securities and $7,550,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2014

1.807723.110

VTC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)	5,100	$ 1,237,668
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
ADTRAN, Inc.	29,200	599,476
Aruba Networks, Inc. (a)	3,500	75,530
F5 Networks, Inc. (a)	18,818	2,234,449
Finisar Corp. (a)(d)	700	11,641
Infinera Corp. (a)	13,800	147,246
Ixia (a)	41,400	378,396
Juniper Networks, Inc.	64,600	1,430,890
Polycom, Inc. (a)	15	184
Procera Networks, Inc. (a)(d)	109,100	1,045,178
QUALCOMM, Inc.	15,800	1,181,366
Riverbed Technology, Inc. (a)	59,000	1,094,155
Sandvine Corp. (U.K.) (a)	19,488	48,200
ShoreTel, Inc. (a)	9,900	65,835
Sonus Networks, Inc. (a)	242,100	827,982
Spirent Communications PLC	588,800	998,442
UTStarcom Holdings Corp. (a)	66,666	203,998
		10,342,968
CONSTRUCTION MATERIALS - 0.9%
Construction Materials - 0.9%
Universal Cement Corp.	2,558,160	2,241,123
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)(d)	30,400	434,416
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	54,200	362,056
inContact, Inc. (a)	7,000	60,865
		422,921
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.2%
Acuity Brands, Inc.	19,316	2,273,686
Toyo Tanso Co. Ltd.	26,300	543,865
		2,817,551
Heavy Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	18,000	239,699
TOTAL ELECTRICAL EQUIPMENT		3,057,250
ELECTRONIC EQUIPMENT & COMPONENTS - 4.7%
Electronic Components - 2.2%
Alps Electric Co. Ltd.	79,700	1,368,362
Amphenol Corp. Class A	3,500	349,510
AVX Corp.	1,300	17,264
Boardtek Electronics Corp.	126,000	136,272
Corning, Inc.	1,200	23,208

	Shares	Value
DTS, Inc. (a)	400	$ 10,100
E Ink Holdings, Inc. GDR (a)(e)	1,000	5,654
InvenSense, Inc. (a)(d)	5,000	98,650
Ledlink Optics, Inc.	196,802	354,528
Mitsumi Electric Co. Ltd.	14,300	103,265
OMRON Corp.	26,400	1,198,742
Polytronics Technology Corp.	87,000	197,623
Sapphire Technology Co. Ltd. (a)	2,181	37,627
Sunny Optical Technology Group Co. Ltd.	549,000	814,501
TDK Corp.	4,500	251,106
Vishay Intertechnology, Inc.	1,700	24,293
Yageo Corp.	304,000	150,658
Yaskawa Electric Corp.	3,000	40,620
		5,181,983
Electronic Equipment & Instruments - 1.0%
Chroma ATE, Inc.	171,945	477,625
Control4 Corp. (a)(d)	9,900	128,007
Firich Enterprise Co. Ltd.	10,403	49,929
Itron, Inc. (a)	400	15,724
PAX Global Technology Ltd. (a)	521,000	459,616
RealD, Inc. (a)	9,800	91,826
TPK Holding Co. Ltd.	197,000	1,181,870
		2,404,597
Electronic Manufacturing Services - 1.4%
AIC, Inc.	6,000	29,882
KEMET Corp. (a)	2,800	11,536
Multi-Fineline Electronix, Inc. (a)	411	3,843
TE Connectivity Ltd.	16,300	901,227
Trimble Navigation Ltd. (a)	78,670	2,399,435
		3,345,923
Technology Distributors - 0.1%
Anixter International, Inc.	300	25,452
Arrow Electronics, Inc. (a)	600	33,210
		58,662
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		10,991,165
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Intai Technology Corp.	64,000	360,815
PW Medtech Group Ltd. (a)	670,000	356,362
		717,177
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	10,986
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. (a)(d)	6,600	869,154
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
M3, Inc.	69,400	$ 1,113,690
Medidata Solutions, Inc. (a)	27,900	1,235,691
		3,218,535
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
500.com Ltd. sponsored ADR Class A	200	6,746
HOUSEHOLD DURABLES - 0.2%
Household Appliances - 0.2%
iRobot Corp. (a)(d)	500	15,225
Techtronic Industries Co. Ltd.	146,500	423,566
		438,791
INTERNET & CATALOG RETAIL - 2.1%
Internet Retail - 2.1%
Ctrip.com International Ltd. sponsored ADR (a)	60,900	3,456,684
Groupon, Inc. Class A (a)(d)	81,000	541,080
InterPark INT Corp.	464	10,358
Jumei International Holding Ltd. sponsored ADR	400	9,392
MakeMyTrip Ltd. (a)	3,400	94,622
MySale Group PLC	59,700	195,501
priceline.com, Inc. (a)	88	101,955
Qunar Cayman Islands Ltd. sponsored ADR	4,369	120,803
Start Today Co. Ltd.	11,500	250,289
Travelport Worldwide Ltd. (a)	3,800	62,548
TripAdvisor, Inc. (a)	1,900	173,698
		5,016,930
INTERNET SOFTWARE & SERVICES - 28.2%
Internet Software & Services - 28.2%
21Vianet Group, Inc. ADR (a)	35,800	644,400
58.com, Inc. ADR	31,000	1,154,750
Addcn Technology Co. Ltd.	2,000	21,105
Alibaba Group Holding Ltd. sponsored ADR	2,200	195,470
Amber Road, Inc. (a)(d)	20,000	346,800
Autohome, Inc. ADR Class A	300	12,603
Baidu.com, Inc. sponsored ADR (a)	20,200	4,408,246
Bazaarvoice, Inc. (a)	600	4,434
blinkx PLC (a)	50,400	28,801
ChannelAdvisor Corp. (a)	45,800	751,120
China Finance Online Co. Ltd. ADR (a)(d)	16,800	115,416
Constant Contact, Inc. (a)	900	24,426
Cornerstone OnDemand, Inc. (a)	35,600	1,224,996
Demandware, Inc. (a)	22,100	1,125,332
E2open, Inc. (a)	10,000	93,100
eBay, Inc. (a)	33,500	1,897,105
eGain Communications Corp. (a)(d)	113,400	680,400

	Shares	Value
Endurance International Group Holdings, Inc.	78,900	$ 1,283,703
Facebook, Inc. Class A (a)	146,089	11,546,875
Google, Inc.:
Class A (a)	18,600	10,944,426
Class C (a)	18,800	10,854,368
LinkedIn Corp. (a)	12,500	2,597,375
LivePerson, Inc. (a)	8,800	110,792
Livesense, Inc. (a)(d)	14,200	113,807
LogMeIn, Inc. (a)	9,391	432,643
Marketo, Inc. (a)	200	6,460
MercadoLibre, Inc.	200	21,730
Millennial Media, Inc. (a)(d)	7,500	13,950
Move, Inc. (a)	101,300	2,123,248
NAVER Corp.	5,979	4,573,727
Phoenix New Media Ltd. ADR (a)	8,800	82,280
Renren, Inc. ADR (a)(d)	1,500	5,160
SciQuest, Inc. (a)	35,515	534,146
TelecityGroup PLC	26,100	316,494
Tencent Holdings Ltd.	74,100	1,102,715
Textura Corp. (a)(d)	41,500	1,095,600
Twitter, Inc.	58,400	3,012,272
VistaPrint Ltd. (a)	600	32,874
Wix.com Ltd. (a)(d)	38,700	628,875
Xunlei Ltd. sponsored ADR	1,100	11,825
Yahoo!, Inc. (a)	28,200	1,149,150
Yelp, Inc. (a)(d)	14,400	982,800
Youku Tudou, Inc. ADR (a)	2,700	48,384
		66,354,183
IT SERVICES - 7.0%
Data Processing & Outsourced Services - 5.8%
Alliance Data Systems Corp. (a)	400	99,308
DST Systems, Inc.	4,800	402,816
eClerx Services Ltd.	4,935	111,026
EVERTEC, Inc.	10,100	225,634
Fidelity National Information Services, Inc.	84,800	4,774,240
Fiserv, Inc. (a)	8,000	517,080
FleetCor Technologies, Inc. (a)	3,200	454,784
Global Payments, Inc.	4,700	328,436
MasterCard, Inc. Class A	27,900	2,062,368
NETELLER PLC (a)	173,000	1,440,157
Quindell PLC	21,500	50,626
Syntel, Inc. (a)	2,000	175,880
Teletech Holdings, Inc. (a)	4,994	122,753
The Western Union Co.	4,100	65,764
Total System Services, Inc.	69,000	2,136,240
VeriFone Systems, Inc. (a)	500	17,190
WEX, Inc. (a)	5,300	584,696
		13,568,998
IT Consulting & Other Services - 1.2%
China Information Technology, Inc. (a)	42	165
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Cognizant Technology Solutions Corp. Class A (a)	31,500	$ 1,410,255
Fujitsu Ltd.	35,000	215,409
IBM Corp.	100	18,983
iGATE Corp. (a)	1,200	44,064
Lionbridge Technologies, Inc. (a)	132,300	595,350
Sapient Corp. (a)	16,100	225,400
ServiceSource International, Inc. (a)	22,300	72,029
Virtusa Corp. (a)	10,000	355,600
		2,937,255
TOTAL IT SERVICES		16,506,253
LEISURE PRODUCTS - 1.3%
Leisure Products - 1.3%
Bandai Namco Holdings, Inc.	29,300	752,036
Sega Sammy Holdings, Inc.	146,500	2,357,625
		3,109,661
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	100	3,502
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Fanuc Corp.	1,700	307,062
MEDIA - 0.9%
Advertising - 0.1%
Cookpad, Inc. (d)	4,300	138,204
ReachLocal, Inc. (a)(d)	14,600	52,706
		190,910
Broadcasting - 0.2%
Fuji Media Holdings, Inc.	31,400	466,956
Cable & Satellite - 0.5%
DISH Network Corp. Class A (a)	500	32,290
Naspers Ltd. Class N	10,600	1,169,662
		1,201,952
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	162,014
TOTAL MEDIA		2,021,832
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
E-House China Holdings Ltd. ADR	13,080	124,522

	Shares	Value
ROAD & RAIL - 0.0%
Trucking - 0.0%
Car, Inc. (a)	41,000	$ 62,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
Semiconductor Equipment - 1.3%
Aixtron AG (a)	6,700	101,489
Aixtron AG sponsored ADR (a)(d)	13,600	205,768
Applied Materials, Inc.	1,400	30,254
ASM International NV (depositary receipt)	10,800	393,336
Daqo New Energy Corp. ADR (a)(d)	21,866	936,083
Entegris, Inc. (a)	55,800	641,700
Lam Research Corp.	300	22,410
SMA Solar Technology AG (a)(d)	3,955	104,403
STR Holdings, Inc. (a)	1,300	1,885
Ultratech, Inc. (a)	26,600	605,150
		3,042,478
Semiconductors - 6.8%
Applied Micro Circuits Corp. (a)	12,600	88,200
ARM Holdings PLC sponsored ADR	1,400	61,166
Atmel Corp. (a)	4,300	34,744
Audience, Inc. (a)	51,700	382,580
Avago Technologies Ltd.	4,000	348,000
Broadcom Corp. Class A	37,300	1,507,666
Canadian Solar, Inc. (a)	3,400	121,618
Cavium, Inc. (a)	4,391	218,364
Cree, Inc. (a)	12,000	491,400
Cypress Semiconductor Corp. (d)	6,000	59,250
Diodes, Inc. (a)	3,600	86,112
Edison Opto Corp.	614,000	597,449
Energy Conversion Devices, Inc. (a)	2,100	0
EPISTAR Corp.	49,000	91,654
Fairchild Semiconductor International, Inc. (a)	1,200	18,636
First Solar, Inc. (a)	16,600	1,092,446
Freescale Semiconductor, Inc. (a)	18,600	363,258
Genesis Photonics, Inc. (a)	333,786	190,923
Infineon Technologies AG	25,800	266,983
Inphi Corp. (a)	16,500	237,270
Intel Corp.	600	20,892
International Rectifier Corp. (a)	11,100	435,564
Intersil Corp. Class A	14,300	203,203
Macronix International Co. Ltd. (a)	88,000	19,729
MagnaChip Semiconductor Corp. (a)	8,400	98,280
Melexis NV	11,310	515,621
Microsemi Corp. (a)	900	22,869
Monolithic Power Systems, Inc.	22,100	973,505
NVIDIA Corp.	1,300	23,985
NXP Semiconductors NV (a)	22,400	1,532,832
On-Bright Electronics, Inc.	15,000	96,154
Peregrine Semiconductor Corp. (a)	44,465	550,032
PMC-Sierra, Inc. (a)	116,500	869,090
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Power Integrations, Inc.	5,314	$ 286,478
Semiconductor Manufacturing International Corp. (a)	4,702,000	483,550
Semiconductor Manufacturing International Corp. sponsored ADR (a)	342,100	1,741,289
Seoul Semiconductor Co. Ltd.	11,979	271,953
Silicon Laboratories, Inc. (a)	19,500	792,480
Silicon Motion Technology Corp. sponsored ADR	4,500	121,230
Skyworks Solutions, Inc.	300	17,415
Spansion, Inc. Class A (a)	1,800	41,022
SunEdison Semiconductor Ltd.	29,300	566,955
SunPower Corp. (a)(d)	364	12,332
Xilinx, Inc.	4,500	190,575
YoungTek Electronics Corp.	174	344
		16,145,098
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		19,187,576
SOFTWARE - 17.4%
Application Software - 9.8%
Adobe Systems, Inc. (a)	70,000	4,843,300
ANSYS, Inc. (a)	8,400	635,628
Aspen Technology, Inc. (a)	32,000	1,207,040
Autodesk, Inc. (a)	28,200	1,553,820
Broadleaf Co. Ltd.	58,800	946,805
BroadSoft, Inc. (a)	22,900	481,816
Citrix Systems, Inc. (a)	43,500	3,103,290
Comverse, Inc. (a)	513	11,455
Descartes Systems Group, Inc. (a)	78,200	1,075,996
Intuit, Inc.	20,800	1,823,120
Jive Software, Inc. (a)	10,700	62,381
Kingdee International Software Group Co. Ltd. (a)	3,350,400	992,411
Manhattan Associates, Inc. (a)	5,152	172,180
Micro Focus International PLC	16,356	281,065
MicroStrategy, Inc. Class A (a)	6,401	837,507
MobileIron, Inc.	2,800	31,192
Mobileye NV (a)	1,100	58,949
Pegasystems, Inc.	800	15,288
Qlik Technologies, Inc. (a)	4,700	127,088
salesforce.com, Inc. (a)	54,200	3,118,126
Splunk, Inc. (a)	500	27,680
Sungy Mobile Ltd. ADR (d)	1,300	8,476
Ultimate Software Group, Inc. (a)	4,900	693,399
Verint Systems, Inc. (a)	666	37,036
Workday, Inc. Class A (a)	8,500	701,250
Zendesk, Inc.	7,300	157,607
		23,003,905
Home Entertainment Software - 0.9%
Devsisters Co. Ltd. (a)	1,385	69,582

	Shares	Value
Nintendo Co. Ltd.	15,700	$ 1,710,175
Ourgame International Holdings Ltd.	607,000	314,255
Perfect World Co. Ltd. sponsored ADR Class B	700	13,783
Rosetta Stone, Inc. (a)	1,100	8,855
		2,116,650
Systems Software - 6.7%
Allot Communications Ltd. (a)(d)	62,900	718,318
Check Point Software Technologies Ltd. (a)	1,400	96,936
CommVault Systems, Inc. (a)	11,900	599,760
CyberArk Software Ltd. (a)	1,000	32,010
Fleetmatics Group PLC (a)	5,000	152,500
Fortinet, Inc. (a)	7,700	194,541
Infoblox, Inc. (a)	700	10,325
Microsoft Corp.	165,400	7,667,944
NetSuite, Inc. (a)(d)	32,800	2,936,912
Oracle Corp.	28,600	1,094,808
Red Hat, Inc. (a)	27,400	1,538,510
ServiceNow, Inc. (a)	8,500	499,630
Symantec Corp.	5,900	138,709
Tableau Software, Inc. (a)	300	21,795
Totvs SA	14,700	223,585
		15,926,283
TOTAL SOFTWARE		41,046,838
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 14.3%
Technology Hardware, Storage & Peripherals - 14.3%
3D Systems Corp. (a)(d)	2,050	95,059
Apple, Inc.	268,415	27,042,809
BlackBerry Ltd. (a)(d)	27,300	271,362
Hewlett-Packard Co.	75,117	2,664,400
Intevac, Inc. (a)	1,500	10,005
NEC Corp.	488,000	1,686,364
Nimble Storage, Inc.	1,000	25,970
Samsung Electronics Co. Ltd.	1,607	1,803,581
Smart Technologies, Inc. Class A (a)(d)	11,200	18,368
		33,617,918
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
MonotaRO Co. Ltd.	5,600	140,262
TOTAL COMMON STOCKS (Cost $185,601,188)		220,619,119
Convertible Preferred Stocks - 0.3%

INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (f)	11,281	700,011
Convertible Preferred Stocks - continued
	Shares	Value
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (f)	6,397	$ 85,697
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $785,708)		785,708
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.12% (b)	12,938,612	12,938,612
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,503,501	8,503,501
TOTAL MONEY MARKET FUNDS (Cost $21,442,113)		21,442,113
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $207,829,009)		242,846,940
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(7,252,575)
NET ASSETS - 100%		$ 235,594,365
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,654 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $785,708 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nutanix, Inc. Series E	8/26/14	$ 85,697
Uber Technologies, Inc. 8.00%	6/6/14	$ 700,011
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,341
Fidelity Securities Lending Cash Central Fund	207,631
Total	$ 212,972
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 220,619,119	$ 217,000,950	$ 3,467,511	$ 150,658
Convertible Preferred Stocks	785,708	-	-	785,708
Money Market Funds	21,442,113	21,442,113	-	-
Total Investments in Securities:	$ 242,846,940	$ 238,443,063	$ 3,467,511	$ 936,366

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,858,930
Level 2 to Level 1	$ 3,242,025
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $207,969,833. Net unrealized appreciation aggregated $34,877,107, of which $45,392,249 related to appreciated investment securities and $10,515,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2014

1.856920.107

VTELP-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Ruckus Wireless, Inc. (a)	9,100	$ 121,576
DIVERSIFIED TELECOMMUNICATION SERVICES - 63.5%
Alternative Carriers - 20.4%
8x8, Inc. (a)	50,892	339,959
Cogent Communications Group, Inc.	23,790	799,582
Globalstar, Inc. (a)	11,800	43,188
Iliad SA	898	190,095
inContact, Inc. (a)	35,031	304,595
Iridium Communications, Inc. (a)	23,644	209,249
Level 3 Communications, Inc. (a)	14,084	644,061
Lumos Networks Corp.	25,818	419,543
Premiere Global Services, Inc. (a)	24,812	297,000
Towerstream Corp. (a)	39,720	58,786
TW Telecom, Inc. (a)	13,795	574,010
VocalTec Communications Ltd. (a)	10,700	105,395
Vonage Holdings Corp. (a)	49,900	163,672
		4,149,135
Integrated Telecommunication Services - 43.1%
AT&T, Inc.	58,938	2,076,975
Atlantic Tele-Network, Inc.	5,100	274,890
Bezeq The Israel Telecommunication Corp. Ltd.	85,600	147,844
CenturyLink, Inc.	22,490	919,616
Cincinnati Bell, Inc. (a)	41,539	139,986
Consolidated Communications Holdings, Inc.	8,500	212,925
FairPoint Communications, Inc. (a)	1,500	22,755
Frontier Communications Corp.	9,214	59,983
General Communications, Inc. Class A (a)	8,147	88,884
Hawaiian Telcom Holdco, Inc. (a)	4,000	102,760
IDT Corp. Class B	9,538	153,180
Telecom Italia SpA (a)	56,100	64,166
Telenor ASA	4,308	94,545
Verizon Communications, Inc.	88,671	4,432,663
Windstream Holdings, Inc.	100	1,078
		8,792,250
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		12,941,385
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Technology Distributors - 0.3%
Ingram Micro, Inc. Class A (a)	2,000	51,620
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	11,400	38,988

	Shares	Value
Gogo, Inc. (a)	5,600	$ 94,416
Rackspace Hosting, Inc. (a)	2,300	74,865
		208,269
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	5,920	163,925
MEDIA - 11.4%
Cable & Satellite - 11.4%
Comcast Corp. Class A (special) (non-vtg.)	100	5,350
DIRECTV (a)	13,000	1,124,760
Liberty Global PLC Class C	5,000	205,075
Time Warner Cable, Inc.	6,900	990,081
		2,325,266
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Office REITs - 0.6%
CyrusOne, Inc.	5,000	120,200
Specialized REITs - 2.1%
American Tower Corp.	4,582	429,013
TOTAL REAL ESTATE INVESTMENT TRUSTS		549,213
SOFTWARE - 0.8%
Application Software - 0.7%
Comverse, Inc. (a)	2,900	64,757
Interactive Intelligence Group, Inc. (a)	1,800	75,240
		139,997
Systems Software - 0.1%
Rovi Corp. (a)	1,500	29,618
TOTAL SOFTWARE		169,615
WIRELESS TELECOMMUNICATION SERVICES - 16.8%
Wireless Telecommunication Services - 16.8%
Boingo Wireless, Inc. (a)	42	299
KDDI Corp.	8,300	498,946
NTELOS Holdings Corp.	5,700	60,648
RingCentral, Inc.	14,800	188,108
SBA Communications Corp. Class A (a)	6,368	706,211
Shenandoah Telecommunications Co.	3,937	97,677
Sprint Corp. (a)	31,516	199,811
T-Mobile U.S., Inc. (a)	29,228	843,812
Telephone & Data Systems, Inc.	27,425	657,103
U.S. Cellular Corp. (a)	3,400	120,632
Vodafone Group PLC sponsored ADR	1,872	61,570
		3,434,817
TOTAL COMMON STOCKS (Cost $17,619,307)		19,965,686
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR	5,000	$ 98,400
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
TIM Participacoes SA sponsored ADR	3,300	86,460
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $193,701)		184,860
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $17,813,008)		20,150,546
NET OTHER ASSETS (LIABILITIES) - 1.2%		241,924
NET ASSETS - 100%		$ 20,392,470
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 274
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 19,965,686	$ 19,901,520	$ 64,166	$ -
Nonconvertible Preferred Stocks	184,860	184,860	-	-
Total Investments in Securities:	$ 20,150,546	$ 20,086,380	$ 64,166	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $17,925,230. Net unrealized appreciation aggregated $2,225,316, of which $2,846,706 related to appreciated investment securities and $621,390 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

September 30, 2014

1.807738.110

VUT-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
MasTec, Inc. (a)	26,300	$ 805,306
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
Integrated Telecommunication Services - 3.0%
Verizon Communications, Inc.	69,800	3,489,302
ELECTRIC UTILITIES - 40.4%
Electric Utilities - 40.4%
Edison International	81,777	4,572,970
Exelon Corp.	221,300	7,544,117
FirstEnergy Corp.	101,500	3,407,355
ITC Holdings Corp.	119,636	4,262,631
NextEra Energy, Inc.	133,431	12,526,502
NRG Yield, Inc. Class A	58,815	2,767,246
OGE Energy Corp.	155,321	5,763,962
PPL Corp.	178,710	5,868,836
		46,713,619
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
National Fuel Gas Co.	8,200	573,918
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.0%
Independent Power Producers & Energy Traders - 8.0%
Black Hills Corp.	13,200	632,016
Calpine Corp. (a)	100,134	2,172,908
Drax Group PLC	113,200	1,186,419
Dynegy, Inc. (a)	48,602	1,402,654
NRG Energy, Inc.	127,710	3,892,601
		9,286,598
MEDIA - 4.1%
Cable & Satellite - 4.1%
Comcast Corp. Class A	68,500	3,683,930
Time Warner Cable, Inc.	7,700	1,104,873
		4,788,803

	Shares	Value
MULTI-UTILITIES - 30.0%
Multi-Utilities - 30.0%
Dominion Resources, Inc.	181,994	$ 12,573,964
MDU Resources Group, Inc.	40,497	1,126,222
NiSource, Inc.	133,770	5,481,895
PG&E Corp.	108,839	4,902,109
Sempra Energy	100,481	10,588,688
		34,672,878
OIL, GAS & CONSUMABLE FUELS - 11.7%
Oil & Gas Storage & Transport - 11.7%
Cheniere Energy Partners LP Holdings LLC	114,000	2,788,440
Cheniere Energy, Inc. (a)	16,722	1,338,262
Energy Transfer Equity LP	43,107	2,659,271
Kinder Morgan Management LLC	25,600	2,410,240
The Williams Companies, Inc.	78,678	4,354,827
		13,551,040
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	52,239	1,251,646
TOTAL COMMON STOCKS (Cost $101,336,125)		115,133,110
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $101,336,125)		115,133,110
NET OTHER ASSETS (LIABILITIES) - 0.5%		529,821
NET ASSETS - 100%		$ 115,662,931
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,290
Fidelity Securities Lending Cash Central Fund	1,851
Total	$ 3,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $101,474,234. Net unrealized appreciation aggregated $13,658,876, of which $15,092,692 related to appreciated investment securities and $1,433,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014